Personnel expenses - Performance share plan - EPS, TSR, RoTE (Details) - item	12 Months Ended				36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Share-based payment arrangement
Maximum number of shares to which a beneficiary is entitled (as a percent)			20.00%	15.00%
TSR ranking - 1st to 8th, percentage of shares to be delivered			100.00%
TSR - 9th to 12th, percentage of shares to be delivered			50.00%
TSR ranking - 13th and below, percentage of shares to be delivered			0.00%
ILP
Share-based payment arrangement
Maximum number of shares to which a beneficiary is entitled (as a percent)			15.00%
EPS coefficient - greater than 90 percent		1
EPS coefficient - less than 75 percent		0
RoTE coefficient - greater than 90 percent	1
RoTE coefficient - less than 75 percent	0
Return on tangible equity Group performance coefficient (as a percent)			91.50%
TSR ranking - 1st to 8th, percentage of shares to be delivered			100.00%
Variable remuneration second cycle deferral period	3 years
Number of benchmark group credit institutions					17
Position of EPS growth - 1st to 5th					1
Position of EPS growth - 6th					0.875
Position of EPS growth - 7th					0.75
Position of EPS growth - 8th					0.625
Position of EPS growth - 9th					0.50
Position of EPS growth - 10th and below					0
RoTE coefficient greater than 12 percent	1.00%
RoTE coefficient less than 11 percent	0
Minimum | ILP
Share-based payment arrangement
EPS coefficient - between 75 and 90 percent		0.75
RoTE coefficient - between 75 and 90 percent	0.75
RoTE coefficient between 11 and 12 percent	0.75
Maximum | ILP
Share-based payment arrangement
Maximum number of shares to which a beneficiary is entitled (as a percent)			20.00%
EPS coefficient - between 75 and 90 percent		1
RoTE coefficient - between 75 and 90 percent	1
RoTE coefficient between 11 and 12 percent	1